Income Taxes - Summary of Components of (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ (6,079)	$ (10,588)	$ (24,710)	$ (11,635)	$ 31,640	$ (10,404)
Hong Kong and other jurisdictions	50,269	(39,387)	(25,629)	(27,483)	(9,368)	(4,827)
Income (loss) before income tax	$ 44,190	$ (49,975)	$ (50,339)	$ (39,118)	$ 22,272	$ (15,231)